Bank loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bank loans
Beginning balance	$ 55,000	$ 95,000	$ 95,000
New loans	18,019	55,000	95,000
Payments	(7,197)	(95,000)	(95,000)
Exchange difference	(29)	0	0
Final balance	$ 65,793	$ 55,000	$ 95,000